Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and Other
Revenues and other	[1]	$ 2,299,658	$ 2,429,614	$ 1,941,330
Equity income, net – affiliates	[1],[2]	195,469	115,141	101,692
Operating expenses
Cost of product	[1],[3]	415,505	953,792	517,371
Operation and maintenance	[1],[3]	480,861	345,617	332,405
General and administrative	[1],[3]	63,166	51,077	48,701
Property and other taxes	[1]	51,848	53,147	45,638
Depreciation and amortization	[1]	389,164	318,771	295,959
Impairments	[1]	230,584	180,051	17,822
Total operating expenses	[1]	1,631,128	1,902,455	1,257,896
Gain (loss) on divestiture and other, net	[1],[4]	1,312	132,388	(14,641)
Proceeds from business interruption insurance claims	[1]	0	29,882	16,270
Operating income (loss)	[1]	865,311	804,570	786,755
Interest income - affiliates	[1],[5]	16,900	16,900	16,900
Interest expense	[1],[6]	(181,796)	(140,291)	(107,565)
Other income (expense), net	[1]	(4,955)	1,299	479
Income (loss) before income taxes	[1]	695,460	682,478	696,569
Income tax expense (benefit)	[1]	58,934	(59,923)	32,969
Net income (loss)	[1]	636,526	742,401	663,600
Net income attributable to noncontrolling interest	[1]	8,609	10,735	10,963
Net income (loss) attributable to Western Gas Partners, LP	[1]	627,917	731,666	652,637
Limited partners' interest in net income (loss):
Pre-acquisition net (income) loss allocated to Anadarko	[1]	(182,142)	(164,183)	(72,632)
General partner interest in net (income) loss	[1],[7]	(346,538)	(303,835)	(236,561)
Series A Preferred Units [Member]
Limited partners' interest in net income (loss):
Limited partners’ interest in net income (loss)	[1],[7],[8]	0	(42,373)	(76,893)
Common and Class C Units [Member]
Limited partners' interest in net income (loss):
Limited partners’ interest in net income (loss)	[1],[7]	(99,237)	(221,275)	(266,551)
Common Units [Member]
Limited partners' interest in net income (loss):
Limited partners’ interest in net income (loss)	[8]	$ (84,334)	$ (192,066)	$ (226,611)
Net income (loss) per common unit – basic and diluted	[1],[7],[9]	$ 0.55	$ 1.30	$ 1.74
Service Revenues - Fee Based [Member]
Revenues and Other
Revenues and other		$ 1,905,728
Service Revenues - Product Based [Member]
Revenues and Other
Revenues and other		88,785
Product Sales [Member]
Revenues and Other
Revenues and other		303,020
Affiliates [Member]
Revenues and Other
Revenues and other	[1],[2]	1,353,711	$ 1,539,105	$ 1,358,918
Operating expenses
Cost of product	[2]	168,535	74,560	75,983
Operation and maintenance	[10]	115,948	82,249	82,133
General and administrative	[11]	48,819	42,411	41,176
Total operating expenses		333,302	199,220	199,292
Interest expense	[12],[13]	(6,746)	(224)	7,747
Affiliates [Member] | Service Revenues - Fee Based [Member]
Revenues and Other
Revenues and other	[1]	1,070,066	769,305	853,837
Affiliates [Member] | Service Revenues - Product Based [Member]
Revenues and Other
Revenues and other	[1]	3,339	0	0
Affiliates [Member] | Product Sales [Member]
Revenues and Other
Revenues and other	[1]	280,306	753,724	505,081
Affiliates [Member] | Other [Member]
Revenues and Other
Revenues and other	[1]	0	16,076	0
Third Parties [Member]
Revenues and Other
Revenues and other	[1]	945,947	890,509	582,412
Operating expenses
Interest expense		(175,050)	(140,067)	(115,312)
Third Parties [Member] | Service Revenues - Fee Based [Member]
Revenues and Other
Revenues and other	[1]	835,662	588,571	484,093
Third Parties [Member] | Service Revenues - Product Based [Member]
Revenues and Other
Revenues and other	[1]	85,446	0	0
Third Parties [Member] | Product Sales [Member]
Revenues and Other
Revenues and other	[1]	22,714	297,486	94,168
Third Parties [Member] | Other [Member]
Revenues and Other
Revenues and other	[1]	$ 2,125	$ 4,452	$ 4,151

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[3]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $48.8 million, $42.4 million and $41.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[4]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2017. See Note 1.
[5]	Represents interest income recognized on the note receivable from Anadarko.
[6]	Includes affiliate (as defined in Note 1) amounts of $(6.7) million, $(0.2) million and $7.7 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 3 and Note 13.
[7]	See Note 5 for the calculation of net income (loss) per common unit.
[8]	Adjusted to reflect amortization of the beneficial conversion features.
[9]	The impact of Class C units would be anti-dilutive for all periods presented and the conversion of Series A Preferred units would be anti-dilutive for the years ended December 31, 2017 and 2016. On March 1, 2017, 50% of the outstanding Series A Preferred units converted into common units on a one-for-one basis, and on May 2, 2017, all remaining Series A Preferred units converted into common units on a one-for-one basis.
[10]	Represents expenses incurred on and subsequent to the date of the acquisition of Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[11]	Represents general and administrative expense incurred on and subsequent to the date of the acquisition of Partnership assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the omnibus agreement.
[12]	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).
[13]	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).